                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21918

                        Oppenheimer Absolute Return Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: May 31

                      Date of reporting period: 05/31/2009

ITEM 1. REPORTS TO STOCKHOLDERS.

MAY 31, 2009

Oppenheimer Absolute Return Fund

                                                                   Annual Report

ANNUAL REPORT

Listing of Top Holdings
Fund Performance Discussion
Listing of Investments
Financial Statements

                                                      (OppenheimerFunds(R) LOGO)
                                                      The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

TOP TEN COMMON STOCK INDUSTRIES

Real Estate Investment Trusts            3.1%
Oil, Gas & Consumable Fuels              3.1
Diversified Telecommunication Services   2.5
Multi-Utilities                          2.0
Pharmaceuticals                          1.9
Media                                    1.6
Capital Markets                          1.4
Food & Staples Retailing                 1.3
Electric Utilities                       1.3
Insurance                                1.3

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2009, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS

Gecina SA                                0.4%
Incitec Pivot Ltd.                       0.3
IAMGOLD Corp.                            0.3
Hyosung Corp.                            0.3
Japan Retail Fund Investment Corp.       0.3
Penn West Energy Trust                   0.3
Deutsche Bank AG                         0.3
Crescent Point Energy Trust              0.3
Souza Cruz SA                            0.3
Enerplus Resources Fund, Series G        0.3

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2009, and are based on net assets.


                      6 | OPPENHEIMER ABSOLUTE RETURN FUND

PORTFOLIO ALLOCATION

                                  (PIE CHART)

- Cash Equivalents     50.5%
- Stocks               36.2
- Event-Linked Bonds   10.5
- Bonds and Notes       2.7
- Other                 0.1

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2009, and are based on the total market value of investments.


                      7 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND PERFORMANCE DISCUSSION

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED MAY 31, 2009, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended May 31, 2009, the Fund's Class A shares (without sales charge) returned -2.50%, compared to the London Interbank Offered Rate (LIBOR), which returned 2.08%(1). While the Fund did not outperform the LIBOR, it did however look impressive versus returns from equity markets such as the S&P 500 Index, which returned -32.55% during the reporting period. On the other hand, the Barclays Capital Global Aggregate Index returned 2.42% over the same time-span.

     Despite the unprecedented period of market volatility, a majority of our strategies finished with positive gains. However, although no strategy came close to generating the levels of double-digit negative returns realized in many areas of the market, the aggregate losses from the strategies that lost value exceeded the gains of the positive contributors. Key contributors and detractors by strategy are as follows:

EQUITY STRATEGIES: Our equity strategies did not perform well in the aggregate as the volatility in the markets made it difficult for our equity selection strategies to consistently identify stocks that could outperform our hedges. For example, our market neutral U.S. stock selection strategy returned -3.37% while our market neutral equity sector strategy returned -5.82%. A large portion of these losses occurred in the second half of 2008 as the combination of historically high volatility and declining commodity markets dragged down the overall returns of the equity strategies. Additionally, our foreign country equity selection strategies also finished in the red. Our global country equity selection strategy managed to perform well, as it took tilts in the equity markets among a universe of countries. This strategy finished positive over the reporting period by successfully indentifying the better-performing countries.

FIXED-INCOME STRATEGIES: Our strategy of trading interest-rate swaps across numerous government swap markets also posted negative returns and therefore detracted from overall Fund performance. The strategy experienced difficulties in finding opportunities, especially with emerging market sovereigns.

CURRENCY STRATEGIES: Our foreign exchange market (FX) carry strategy--buying currencies with high yielding interest rates while hedging against currencies with low yielding interest

(1.) The LIBOR return is computed from prevailing 3-month U.S. LIBOR rates.


                      8 | OPPENHEIMER ABSOLUTE RETURN FUND
rates--returned 0.66% over the 12-month period. This strategy, which lost value in 2008 because of its exposure to high yielding emerging market currencies, came back during the first half of 2009 when markets stabilized. Additionally, the Fund's U.S. dollar strategy returned 6.30% as it was successful in positioning the Fund to take advantage of U.S. currency movements.

MACRO AND TACTICAL ASSET ALLOCATION STRATEGIES: On the tactical asset allocation side, our strategy of trading key government bonds--Treasuries, Bunds (the German equivalent to U.S. Treasury securities), Gilts (the U.K. equivalent of U.S. Treasury securities), and Japanese Government Bonds (JGBs)--helped generate substantial returns for the Fund as our bullish tilts generated positive returns. We also experienced gains from our equity directional models. For most of the period, we shorted equity indices to capture positive returns from the equity meltdown.

OTHER STRATEGIES: Our holdings of insurance-linked securities also contributed to returns. This sector returned 11.10% over the 12-month period, as our positions were not hurt by the events that occurred during the reporting period. Additionally, we garnered modest gains through our hedging of currency volatility during the credit crisis in late 2008 when volatility peaked.

     The core set of investment strategies of the Fund include:

EQUITY STRATEGIES: The Fund primarily owns common stocks of U.S. and foreign companies with large market capitalizations. The Fund also holds equity index futures and currency forwards to hedge the equity and currency risk exposure.

FIXED-INCOME STRATEGIES: The Fund owns a combination of interest-rate swaps and money-market instruments. These positions enable the Fund to potentially capture performance from government interest-rate instruments. The Fund also invests in credit default swaps, and typically our strategy is tied to our views on the creditworthiness of corporate bonds.

CURRENCY STRATEGIES: The Fund owns a combination of currency forwards and money-market instruments. These positions enable the Fund to potentially capture gains from the performance of different foreign money market instruments and currencies.

MACRO AND TACTICAL ASSET ALLOCATION STRATEGIES: The Fund owns total return swaps linked to interest rates, equity and fixed-income indices to potentially capture gains from the movements in performance of asset and sector classes. The Fund also manages the level


                      9 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND PERFORMANCE DISCUSSION

of derivative hedges to attempt to opportunistically take advantage of major market moves in equities, bonds, and currencies.

OTHER STRATEGIES: The Fund invests in insurance-linked securities and opportunistically invests in options, typically based on our views on movements in volatility.

     We believe the Fund's method of allocating capital to different investment strategies, including stocks, bonds, money-market instruments, and derivative instruments, brings about a diversification effect that enables it to pursue the objective of seeking total return.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment in Class A shares of the Fund held until May 31, 2009. In the case of Class A shares, performance is measured from inception of the Class on March 5, 2007. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and reinvestment of all dividends and capital gains distributions. Past performance cannot guarantee future results.

     The Fund's performance is compared to the performance of the S&P 500 Index, an unmanaged index of equity securities, and the Barclays Capital Global Aggregate Index (formerly known as the Lehman Brothers Global Aggregate Index), a broad-based measure of the global investment-grade fixed-rate debt markets. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graph shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                      10 | OPPENHEIMER ABSOLUTE RETURN FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

                               (PERFORMANCE GRAPH)

  3/5/2007   9,425   10,000   10,000
 5/31/2007   9,573   10,927    9,979
 8/31/2007   9,535   10,569   10,261
11/30/2007   9,645   10,673   10,866
 2/29/2008   9,793    9,640   11,321
 5/31/2008   9,843   10,196   11,206
 8/31/2008   9,736    9,392   11,045
11/30/2008   9,434    6,608   10,688
 2/28/2009   9,317    5,467   10,736
 5/31/2009   9,597    6,877   11,477

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 5/31/09

1-Year -8.11% Since Inception (3/5/07) -1.82%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE AND EXPENSE RATIOS MAY BE LOWER OR HIGHER THAN THE DATA QUOTED. SEE PAGE 12 FOR FURTHER INFORMATION. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%.


                      11 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY CALLING US AT
1.800.525.7048. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first offered on 3/5/07. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      12 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND EXPENSES

FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2009.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing


                      13 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND EXPENSES Continued

costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING          ENDING         EXPENSES
                                  ACCOUNT           ACCOUNT       PAID DURING
                                   VALUE             VALUE      6 MONTHS ENDED
ACTUAL                        DECEMBER 1, 2008   MAY 31, 2009    MAY 31, 2009
------                        ----------------   ------------   --------------
                                  $1,000.00        $1,017.30         $8.54
HYPOTHETICAL
(5% return before expenses)
                                   1,000.00         1,016.50          8.53

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended May 31, 2009 is as follows:

CLASS     EXPENSE RATIO
-----     -------------
Class A        1.69%

The expense ratio reflects reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager can be terminated at any time, without advance notice. The "Financial Highlights" table in the Fund's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.


                      14 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS May 31, 2009

                                                                                                             SHARES        VALUE
                                                                                                          -----------   -----------
COMMON STOCKS--36.2%
CONSUMER DISCRETIONARY--5.8%
AUTOMOBILES--0.2%
Volkswagen AG(1)                                                                                                  142   $    42,759
HOTELS, RESTAURANTS & LEISURE--1.0%
Darden Restaurants, Inc.                                                                                        1,240        44,851
McDonald's Corp.(1)                                                                                               850        50,142
Tatts Group Ltd.                                                                                               22,200        43,561
Tui Travel plc                                                                                                 12,050        48,350
                                                                                                                        -----------
                                                                                                                            186,904
                                                                                                                        -----------
HOUSEHOLD DURABLES--0.3%
Leggett & Platt, Inc.(1)                                                                                        3,080        45,214
INTERNET & CATALOG RETAIL--0.5%
Amazon.com, Inc.(1,2)                                                                                             570        44,454
Home Retail Group                                                                                              12,190        45,513
                                                                                                                        -----------
                                                                                                                             89,967
                                                                                                                        -----------
LEISURE EQUIPMENT & PRODUCTS--0.3%
SANKYO Co. Ltd.                                                                                                   900        47,702
                                                                                                                        -----------
MEDIA--1.6%
M6 Metropole Television                                                                                         2,400        47,263
Meredith Corp.(1)                                                                                               1,740        46,910
PagesJaunes Groupe SA(2)                                                                                        4,119        49,775
Pearson plc(1)                                                                                                  4,300        45,419
Vivendi SA(1)                                                                                                   1,650        43,317
Yellow Pages Income Fund(1)                                                                                     9,400        48,819
                                                                                                                        -----------
                                                                                                                            281,503
                                                                                                                        -----------
MULTILINE RETAIL--0.9%
Family Dollar Stores, Inc.                                                                                      1,395        42,227
Marks & Spencer Group plc(1)                                                                                    9,000        41,240
Next plc(1)                                                                                                     1,870        43,977
Nordstrom, Inc.                                                                                                 1,990        39,183
                                                                                                                        -----------
                                                                                                                            166,627
                                                                                                                        -----------
SPECIALTY RETAIL--1.0%
Best Buy Co., Inc.(1)                                                                                           1,200        42,120
Gap, Inc. (The)(1)                                                                                              2,840        50,694
Kingfisher plc(1)                                                                                              16,440        47,006


                      F1 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Continued

                                                                                                             SHARES        VALUE
                                                                                                          -----------   -----------
SPECIALTY RETAIL Continued
O'Reilly Automotive, Inc.(2)                                                                                    1,190   $    42,900
                                                                                                                        -----------
                                                                                                                            182,720
                                                                                                                        -----------
CONSUMER STAPLES--3.7%
BEVERAGES--0.8%
Coca-Cola Amatil Ltd.                                                                                           6,700        45,289
Foster's Group Ltd.                                                                                            11,700        45,915
Lion Nathan Ltd.                                                                                                5,200        48,935
                                                                                                                        -----------
                                                                                                                            140,139
                                                                                                                        -----------
FOOD & STAPLES RETAILING--1.3%
Lawson, Inc.                                                                                                    1,200        49,874
Metcash Ltd.                                                                                                   14,800        49,547
Metro, Inc., Cl. A                                                                                              1,400        49,229
UNY Co. Ltd.                                                                                                    6,000        47,229
Whole Foods Market, Inc.                                                                                        2,140        40,382
                                                                                                                        -----------
                                                                                                                            236,261
                                                                                                                        -----------
FOOD PRODUCTS--0.5%
Hershey Co. (The)(1)                                                                                            1,250        44,025
Suedzucker AG(1)                                                                                                2,322        47,861
                                                                                                                        -----------
                                                                                                                             91,886
                                                                                                                        -----------
PERSONAL PRODUCTS--0.3%
Natura Cosmeticos SA                                                                                            3,733        48,114
                                                                                                                        -----------
TOBACCO--0.8%
Altria Group, Inc.(1)                                                                                           2,735        46,741
Lorillard, Inc.(1)                                                                                                720        49,198
Souza Cruz SA(1)                                                                                                2,100        55,339
                                                                                                                        -----------
                                                                                                                            151,278
                                                                                                                        -----------
ENERGY--3.7%
ENERGY EQUIPMENT & SERVICES--0.6%
Diamond Offshore Drilling, Inc.                                                                                   600        50,568
Precision Drilling Trust                                                                                        9,400        55,018
                                                                                                                        -----------
                                                                                                                            105,586
                                                                                                                        -----------
OIL, GAS & CONSUMABLE FUELS--3.1%
ARC Energy Trust(1)                                                                                             3,400        54,095
CONSOL Energy, Inc.(1)                                                                                          1,330        54,743
Crescent Point Energy Trust(1)                                                                                  1,900        55,464


                      F2 | OPPENHEIMER ABSOLUTE RETURN FUND

                                                                                                             SHARES        VALUE
                                                                                                          -----------   -----------
OIL, GAS & CONSUMABLE FUELS Continued
Enerplus Resources Fund, Series G                                                                               2,346   $    55,247
Origin Energy Ltd.(1)                                                                                           3,800        45,042
Penn West Energy Trust                                                                                          4,100        57,346
Provident Energy Trust(1)                                                                                      10,200        52,133
S-Oil Corp.                                                                                                       959        44,164
Santos Ltd.                                                                                                     3,700        43,264
Tesoro Corp.                                                                                                    2,779        47,076
TonenGeneral Sekiyu K.K.                                                                                        5,000        52,424
                                                                                                                        -----------
                                                                                                                            560,998
                                                                                                                        -----------
FINANCIALS--7.2%
CAPITAL MARKETS--1.4%
Deutsche Bank AG(1)                                                                                               848        56,764
Hyundai Securities Co.                                                                                          3,830        41,654
Investec plc                                                                                                    9,290        51,653
Morgan Stanley                                                                                                  1,730        52,454
Woori Investment & Securities Co. Ltd.                                                                          3,220        42,844
                                                                                                                        -----------
                                                                                                                            245,369
                                                                                                                        -----------
COMMERCIAL BANKS--0.8%
Banco Nossa Caixa SA                                                                                            1,400        52,084
Credit Agricole SA                                                                                              3,080        44,979
Industrial Bank of Korea(2)                                                                                     6,840        52,754
                                                                                                                        -----------
                                                                                                                            149,817
                                                                                                                        -----------
INSURANCE--1.3%
Cincinnati Financial Corp.                                                                                      1,945        43,976
Dongbu Insurance Co. Ltd.                                                                                       2,180        42,381
Muenchener Rueckversicherungs-Gesellschaft AG                                                                     328        45,651
Royal & Sun Alliance Insurance Group plc                                                                       23,290        47,243
Scor Se                                                                                                         2,120        44,567
                                                                                                                        -----------
                                                                                                                            223,818
                                                                                                                        -----------
REAL ESTATE INVESTMENT TRUSTS--3.1%
Gecina SA                                                                                                         830        67,792
HCP, Inc.(1)                                                                                                    2,140        49,712
Health Care REIT, Inc.(1)                                                                                       1,350        46,238
ICADE(1)                                                                                                          580        49,041
Japan Prime Realty Investment Corp.                                                                                26        50,947
Japan Real Estate Investment Corp.                                                                                  6        46,221


                      F3 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Continued

                                                                                                             SHARES        VALUE
                                                                                                          -----------   -----------
REAL ESTATE INVESTMENT TRUSTS Continued
Japan Retail Fund Investment Corp.                                                                                 13   $    59,488
Kimco Realty Corp.(1)                                                                                           4,010        46,877
Nomura Real Estate Office Fund, Inc.                                                                                9        53,180
Plum Creek Timber Co., Inc.                                                                                     1,320        45,738
Ventas, Inc.                                                                                                    1,600        48,576
                                                                                                                        -----------
                                                                                                                            563,810
                                                                                                                        -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
Daito Trust Construction Co. Ltd.                                                                               1,100        49,758
Leopalace21 Corp.                                                                                               6,100        53,714
                                                                                                                        -----------
                                                                                                                            103,472
                                                                                                                        -----------
HEALTH CARE--1.9%
PHARMACEUTICALS--1.9%
AstraZeneca plc                                                                                                 1,280        53,161
Biovail Corp.                                                                                                   4,100        52,050
Bristol-Myers Squibb Co.                                                                                        2,323        46,274
Chugai Pharmaceutical Co. Ltd.                                                                                  2,400        43,753
Pfizer, Inc.                                                                                                    3,300        50,127
Santen Pharmaceutical Co. Ltd.                                                                                  1,600        48,699
Wyeth                                                                                                           1,048        47,013
                                                                                                                        -----------
                                                                                                                            341,077
                                                                                                                        -----------
INDUSTRIALS--2.3%
AEROSPACE & DEFENSE--0.3%
Goodrich Corp.(1)                                                                                                 990        48,055
                                                                                                                        -----------
AIR FREIGHT & LOGISTICS--0.2%
United Parcel Service, Inc., Cl. B                                                                                870        44,492
                                                                                                                        -----------
AIRLINES--0.3%
Deutsche Lufthansa AG                                                                                           3,565        49,466
                                                                                                                        -----------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Experian plc                                                                                                    6,720        49,393
                                                                                                                        -----------
CONSTRUCTION & ENGINEERING--0.3%
Kumho Industrial Co. Ltd.(2)                                                                                    2,490        45,035
                                                                                                                        -----------
ELECTRICAL EQUIPMENT--0.2%
Schneider Electric SA(1)                                                                                          590        43,719
                                                                                                                        -----------
INDUSTRIAL CONGLOMERATES--0.2%
Tomkins plc(1)                                                                                                 17,590        39,945
                                                                                                                        -----------
MACHINERY--0.5%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.                                                               2,520        41,160
Flowserve Corp.(1)                                                                                                640        47,085
                                                                                                                        -----------
                                                                                                                             88,245
                                                                                                                        -----------


                      F4 | OPPENHEIMER ABSOLUTE RETURN FUND

                                                                                                             SHARES        VALUE
                                                                                                          -----------   -----------
INFORMATION TECHNOLOGY--2.6%
COMMUNICATIONS EQUIPMENT--0.3%
Corning, Inc.                                                                                                   3,137   $    46,114
                                                                                                                        -----------
INTERNET SOFTWARE & SERVICES--0.5%
Akamai Technologies, Inc.(1,2)                                                                                  2,000        44,520
eBay, Inc.(1,2)                                                                                                 2,710        47,750
                                                                                                                        -----------
                                                                                                                             92,270
                                                                                                                        -----------
IT SERVICES--0.6%
Computer Sciences Corp.(2)                                                                                      1,208        51,292
Computershare Ltd.                                                                                              6,700        47,489
                                                                                                                        -----------
                                                                                                                             98,781
                                                                                                                        -----------
OFFICE ELECTRONICS--0.2%
Neopost SA                                                                                                        530        43,990
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Microchip Technology, Inc.(1)                                                                                   1,960        42,277
SOFTWARE--0.8%
Autonomy Corp. plc(1,2)                                                                                         2,110        52,452
Oracle Corp. (Japan)                                                                                            1,300        46,390
Salesforce.com, Inc.(2)                                                                                         1,080        40,986
                                                                                                                        -----------
                                                                                                                            139,828
                                                                                                                        -----------
MATERIALS--2.1%
CHEMICALS--1.2%
BASF SE                                                                                                         1,187        49,973
Hanwha Chemical Corp.(1)                                                                                        4,990        40,951
Hyosung Corp.                                                                                                     718        60,354
Incitec Pivot Ltd.                                                                                             29,000        62,014
                                                                                                                        -----------
                                                                                                                            213,292
                                                                                                                        -----------
METALS & MINING--0.9%
IAMGOLD Corp.(1)                                                                                                5,500        61,864
Korea Zinc Co.                                                                                                    415        46,952
ThyssenKrupp AG(1)                                                                                              2,093        53,349
                                                                                                                        -----------
                                                                                                                            162,165
                                                                                                                        -----------
TELECOMMUNICATION SERVICES--2.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc.(1)                                                                                                   1,720        42,639
BT Group plc                                                                                                   32,180        45,459


                      F5 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Continued

                                                                                                             SHARES        VALUE
                                                                                                          -----------   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Cable & Wireless plc(1)                                                                                        20,330   $    44,163
CenturyTel, Inc.                                                                                                1,592        49,113
Deutsche Telekom AG                                                                                             3,680        42,088
France Telecom SA                                                                                               2,018        49,212
Frontier Communications Corp.(1)                                                                                6,300        45,864
Nippon Telegraph & Telephone Corp.                                                                              1,100        45,718
Verizon Communications, Inc.                                                                                    1,470        43,012
Windstream Corp.                                                                                                5,290        44,489
                                                                                                                        -----------
                                                                                                                            451,757
                                                                                                                        -----------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
NTT DoCoMo, Inc.                                                                                                   32        47,859
                                                                                                                        -----------
UTILITIES--4.1%
ELECTRIC UTILITIES--1.3%
Companhia Energetica de Minas Gerais                                                                            3,687        48,926
CPFL Energia SA                                                                                                 3,000        49,202
FPL Group, Inc.(1)                                                                                                800        45,224
Pinnacle West Capital Corp.                                                                                     1,620        44,793
Progress Energy, Inc.                                                                                           1,280        45,453
                                                                                                                        -----------
                                                                                                                            233,598
                                                                                                                        -----------
ENERGY TRADERS--0.5%
Drax Group plc                                                                                                  5,910        46,782
Tractebel Energia SA                                                                                            5,391        50,387
                                                                                                                        -----------
                                                                                                                             97,169
                                                                                                                        -----------
MULTI-UTILITIES--2.0%
AGL Energy Ltd.                                                                                                 4,100        45,939
CenterPoint Energy, Inc.                                                                                        4,060        41,087
CMS Energy Corp.                                                                                                3,730        42,298
NiSource, Inc.                                                                                                  3,980        42,546
PG&E Corp.                                                                                                      1,181        43,355
RWE AG(1)                                                                                                         623        51,612
SCANA Corp.                                                                                                     1,455        43,679
Xcel Energy, Inc.                                                                                               2,430        41,675
                                                                                                                        -----------
                                                                                                                            352,191
                                                                                                                        -----------
WATER UTILITIES--0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo                                                           3,100        48,526
                                                                                                                        -----------
Total Common Stocks (Cost $6,019,068)                                                                                     6,483,188
                                                                                                                        -----------


                      F6 | OPPENHEIMER ABSOLUTE RETURN FUND

                                                                                                             SHARES        VALUE
                                                                                                          -----------   -----------
PREFERRED STOCKS--1.1%
Centrais Electricas Brasileiras SA, Cl. B, Preference(1)                                                        3,500   $    45,431
RWE AG, Preference, Non-Vtg.                                                                                      725        52,364
Telemar Norte Leste SA, A Shares, Preference                                                                    1,800        52,035
Tim Partici pacoes SA, Preference(1)                                                                           26,700        52,515
                                                                                                                        -----------
Total Preferred Stocks (Cost $185,120)                                                                                      202,345
                                                                                                                        -----------

                                                                                                             UNITS
                                                                                                          -----------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
Precision Drilling Trust Rts., Strike Price 3CAD, Exp. 6/3/09(2)                                               16,500         7,557
Santos Ltd. Rts., Strike Price 12.50AUD, Exp. 6/5/09(2)                                                         1,480         2,579
                                                                                                                        -----------
Total Rights, Warrants and Certificates (Cost $0)                                                                            10,136
                                                                                                                        -----------

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT
                                                                                                          -----------
U.S. GOVERNMENT OBLIGATIONS--2.8%
U.S. Treasury Bills, 0.111%, 6/4/09(3) (Cost $499,960)                                                    $   500,000       499,960
EVENT-LINKED BONDS--10.8%
LONGEVITY-3.8%
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts.,
Series B1, 1.635%, 1/15/10(1, 4)                                                                              500,000       684,658
MULTIPLE EVENT-2.9%
Successor II Ltd. Catastrophe Linked Nts., Series CIII, 18.027%, 4/6/10(1, 4, 5)                              250,000       235,213
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%, 6/24/11(6, 7)                                        250,000       286,875
                                                                                                                        -----------
                                                                                                                            522,088
                                                                                                                        -----------
WINDSTORM-4.1%
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 3.666%, 5/22/12(1, 4, 5)                                         250,000       237,763
East Lane Re III Ltd. Catastrophe Linked Nts., 11.806%, 3/16/12(1, 4, 5)                                      250,000       246,525
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 9.771%, 6/5/09(1, 4, 5)                                          250,000       250,013
                                                                                                                        -----------
                                                                                                                            734,301
                                                                                                                        -----------
Total Event-Linked Bonds (Cost $1,857,177)                                                                                1,941,047
                                                                                                                        -----------
SHORT-TERM NOTES--2.8%
Federal Home Loan Bank, 0.58% 8/24/09(3) (Cost $499,323)                                                      500,000       499,843

                                                                                                             SHARES
                                                                                                          -----------
INVESTMENT COMPANIES--49.3%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.09%(8)                                         46,812        46,812
Oppenheimer Institutional Money Market Fund, Cl. E, 0.60%(8, 9)                                             8,797,104     8,797,104
                                                                                                                        -----------
Total Investment Companies (Cost $8,843,916)                                                                              8,843,916
                                                                                                                        -----------
TOTAL INVESTMENTS, AT VALUE (COST $17,904,564)                                                                  103.1%   18,480,435
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                            (3.1)     (560,265)
                                                                                                          -----------   -----------
NET ASSETS                                                                                                      100.0%  $17,920,170
                                                                                                          ===========   ===========


                      F7 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS

Strike prices are reported in U.S. Dollars, except for those denoted in the following currencies:

AUD   Australian Dollar
CAD   Canadian Dollar

(1.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of accompanying Notes.

(2.) Non-income producing security.

(3.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $899,834. See Note 5 of accompanying Notes.

(4.) Represents the current interest rate for a variable or increasing rate security.

(5.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $969,514 or 5.41% of the Fund's net assets as of May 31, 2009.

(6.) Illiquid security. The aggregate value of illiquid securities as of May 31, 2009 was $286,875, which represents 1.60% of the Fund's net assets. See
     Note 6 of accompanying Notes.

(7.) Zero coupon bond reflects effective yield on the date of purchase.

(8.) Rate shown is the 7-day yield as of May 31, 2009.

(9.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                               SHARES         GROSS        GROSS        SHARES
                            MAY 31, 2008    ADDITIONS   REDUCTIONS   MAY 31, 2009
                            ------------   ----------   ----------   ------------
Oppenheimer Institutional
Money Market Fund, Cl. E     10,460,287    49,394,282   51,057,465     8,797,104

                                                        VALUE      INCOME
                                                     ----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $8,797,104   $137,421

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investment was determined based on the following inputs as of May 31, 2009:

                                                INVESTMENTS    OTHER FINANCIAL
VALUATION DESCRIPTION                          IN SECURITIES     INSTRUMENTS*
---------------------                          -------------   ---------------
Level 1--Quoted Prices                          $13,233,634       $ (67,325)
Level 2--Other Significant Observable Inputs      5,246,801        (419,049)
Level 3--Significant Unobservable Inputs                 --              --
                                                -----------       ---------
Total                                           $18,480,435       $(486,374)
                                                ===========       =========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                      F8 | OPPENHEIMER ABSOLUTE RETURN FUND

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MAY 31, 2009 ARE AS FOLLOWS:

                                           CONTRACT
COUNTERPARTY/                               AMOUNT          EXPIRATION                   UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION            BUY/SELL    (000S)             DATE           VALUE     APPRECIATION   DEPRECIATION
--------------------            --------   --------       --------------   ----------   ------------   ------------
BANC OF AMERICA:
Hungarian Forint (HUF)              Buy      46,000 HUF           6/4/09   $  228,865     $ 20,315       $     --
New Taiwan Dollar (TWD)            Sell       7,000 TWD           6/4/09      215,285           --          7,570
South African Rand (ZAR)            Buy       1,900 ZAR          7/20/09      236,493       27,265             --
Swedish Krona (SEK)                 Buy         373 SEK           6/2/09       49,227          362             --
                                                                                          --------       --------
                                                                                            47,942          7,570
                                                                                          --------       --------
BARCLAY'S CAPITAL:
Euro (EUR)                          Buy         280 EUR          6/24/09      395,766       28,526             --
South Korean Won (KRW)             Sell     609,000 KRW          7/31/09      486,317           --         34,268
Swiss Franc (CHF)                  Sell         230 CHF          6/15/09      215,432           --          7,099
                                                                                          --------       --------
                                                                                            28,526         41,367
                                                                                          --------       --------
CITIGROUP:
Australian Dollar (AUD)            Sell         630 AUD           7/6/09      503,216           --         53,711
British Pound Sterling (GBP)       Sell         450 GBP           7/6/09      727,240           --         64,615
Canadian Dollar (CAD)              Sell         550 CAD           7/6/09      503,897           --         60,678
Chilean Peso (CLP)                 Sell     126,000 CLP           7/2/09      224,558           --            266
Euro (EUR)                         Sell       1,110 EUR           7/6/09    1,568,776           --         76,380
Japanese Yen (JPY)                 Sell     100,200 JPY   6/24/09-7/6/09    1,052,034        2,126         28,655
                                                                                          --------       --------
                                                                                             2,126        284,305
                                                                                          --------       --------
CREDIT SUISSE
New Turkish Lira (TRY)              Buy         375 TRY          6/29/09      242,746        5,314             --
DEUTSCHE BANK CAPITAL CORP.:
Australian Dollar (AUD)             Buy          40 AUD          6/19/09       31,991        1,737             --
British Pound Sterling (GBP)        Buy          75 GBP          6/19/09      121,214        6,783             --
Canadian Dollar (CAD)               Buy         135 CAD          6/19/09      123,670        8,169             --
Euro (EUR)                          Buy         495 EUR          6/19/09      699,685       27,187             --
Japanese Yen (JPY)                  Buy      16,000 JPY          6/19/09      167,964          135             --
Swiss Franc (CHF)                   Buy          30 CHF          6/19/09       28,101          962             --
                                                                                          --------       --------
                                                                                            44,973             --
                                                                                          --------       --------
GOLDMAN SACHS & CO.:
Brazilian Real (BRR)               Sell         990 BRR           7/2/09      499,302           --         17,831
Brazilian Real (BRR)                Buy         450 BRR           7/2/09      226,956        8,105             --
                                                                                          --------       --------
                                                                                             8,105         17,831
                                                                                          --------       --------
JP MORGAN CHASE:
Argentine Peso (ARP)                Buy         800 ARP          7/28/09      206,180           --            272
Chinese Renminbi (Yuan) (CNY)      Sell       1,500 CNY           7/7/09      219,983          541             --
Hong Kong Dollar (HKD)             Sell       1,700 HKD           6/8/09      219,306          104             --
South Korean Won (KRW)             Sell     280,000 KRW           7/2/09      223,397           --            655
                                                                                          --------       --------
                                                                                               645            927
                                                                                          --------       --------
SANTANDER INVESTMENTS
Mexican Nuevo Peso (MXN)            Buy       3,000 MXN           7/2/09      226,587           --            165
                                                                                          --------       --------
Total unrealized appreciation
   and depreciation                                                                       $137,631       $352,165
                                                                                          ========       ========


                      F9 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

FUTURES CONTRACTS AS OF MAY 31, 2009 ARE AS FOLLOWS:

                                                                                         UNREALIZED
                                                 NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                  BUY/SELL   CONTRACTS      DATE         VALUE     (DEPRECIATION)
--------------------                  --------   ---------   ----------   ----------   --------------
CAC 40 Index (10 Euro)                  Sell          9        6/19/09    $  415,545      $(11,826)
DAX Index                                Buy          2        6/19/09       348,903        58,305
DAX Index                               Sell          3        6/19/09       523,354       (56,884)
Euro-Bundesobligation, 10 yr.            Buy          2         6/8/09       337,961        (3,699)
FTSE 100 Index                           Buy          5        6/19/09       354,817        38,951
FTSE 100 Index                          Sell          9        6/19/09       638,670       (42,857)
Japan (Government of) Bonds, 10 yr.     Sell          3        6/10/09       429,565           645
NASDAQ 100 E-Mini Index                  Buy         12        6/19/09       344,520        57,566
Nikkei 225 Index                         Buy          5        6/11/09       249,528         4,434
Nikkei 225 Index                        Sell         11        6/11/09       548,961       (43,541)
SPI 200                                 Sell          4        6/18/09       304,261        (9,179)
Standard & Poor's 500 E-Mini Index      Sell         86        6/19/09     3,947,830      (685,605)
Standard & Poor's/Toronto Stock
Exchange 60 Index                       Sell          5        6/18/09       578,612       (69,968)
U.S. Treasury Long Bonds                Sell          4        9/21/09       470,625        (9,411)
U.S. Treasury Nts., 2 yr.               Sell          3        9/30/09       650,438          (707)
U.S. Treasury Nts., 10 yr.               Buy          2        9/21/09       234,000         2,044
U.S. Treasury Nts., 10 yr.              Sell          3        9/21/09       351,000        (1,264)
United Kingdom Long Gilt                Sell          2        9/28/09       379,085        (2,394)
                                                                                         ---------
                                                                                         $(775,390)
                                                                                         =========

INTEREST RATE SWAP CONTRACTS AS OF MAY 31, 2009 ARE AS FOLLOWS:

                                   NOTIONAL
INTEREST RATE/                      AMOUNT          PAID BY       RECEIVED BY    TERMINATION
SWAP COUNTERPARTY                   (000'S)        THE FUND        THE FUND         DATE         VALUE
-----------------                 ----------     -------------   -------------   -----------   --------
CAD BA CDOR:
                                                     Six-Month
JPMorgan Chase Bank NA                 550 CAD     CAD BA CDOR           3.000%    4/30/19     $(18,600)
                                                     Six-Month
JPMorgan Chase Bank NA                 450 CAD     CAD BA CDOR           3.010      5/1/19      (14,905)
                                    ------                                                     --------
Total                                1,000 CAD                                                  (33,505)
                                    ------                                                     --------
DKK DKNA13 CIBOR
                                                                 Six-Month DKK
Barclays Bank plc                    4,550 DKK           3.845%   DKNA13 CIBOR      4/3/19       14,767
                                    ------                                                     --------
JPY BBA LIBOR:
                                                                 Six-Month JPY
Citibank NA                         26,300 JPY           1.236       BBA LIBOR     3/10/19        3,466
                                                                 Six-Month JPY
JPMorgan Chase Bank NA              26,300 JPY           1.210       BBA LIBOR      3/5/19        4,088
                                                                 Six-Month JPY
JPMorgan Chase Bank NA              26,300 JPY           1.268       BBA LIBOR      3/6/19        2,596
                                    ------                                                     --------
Total                               78,900 JPY                                                   10,150
                                    ------                                                     --------
USD BBA LIBOR
                                                   Three-Month
Goldman Sachs Group, Inc. (The)        840       USD BBA LIBOR           3.743      6/2/19        2,437
                                                                                               --------
                                                                   Total Interest Rate Swaps   $ (6,151)
                                                                                               ========


                     F10 | OPPENHEIMER ABSOLUTE RETURN FUND

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CAD         Canadian Dollar
DKK         Danish Krone
JPY         Japanese Yen

Abbreviations/Definitions are as follows:

BA CDOR     Bankers Acceptances Canada Deposit Offering Rate
BBA LIBOR   British Bankers' Association London-Interbank Offered Rat e
CIBOR       Copenhagen Interbank Offered Rate
DKNA13      Reuters 12-Month CIBOR

TOTAL RETURN SWAP CONTRACTS AS OF MAY 31, 2009 ARE AS FOLLOWS:

                                    NOTIONAL
REFERENCE ENTITY/                    AMOUNT                PAID BY              RECEIVED BY      TERMINATION
SWAP COUNTERPARTY                    (000'S)              THE FUND                THE FUND           DATE        VALUE
-----------------                   --------       -----------------------   -----------------   -----------   ---------
CUSTOM BASKET OF SECURITIES
Deutsche Bank AG                    $     43       One-Month BBA             If positive, the       10/5/09    $ (22,105)
                                                   LIBOR plus 21.354         Total Return of
                                                   basis points              a custom equity
                                                   and if negative, the      basket
                                                   absolute value of
                                                   the Total Return of a
                                                   custom equity basket
KOSPI200 6/09 INDEX
Citibank NA                          589,976 KRW   If positive, the          If negative, the       6/15/09      (95,770)
                                                   Total Return of           absolute value
                                                   the KOSPI200              of the Total
                                                   6/09 Index                Return of the
                                                                             KOSPI200
                                                                             6/09 Index
MSCI DAILY TR GROSS
EAFE USD INDEX
Citibank NA                            1,951       If positive, the          One-Month               5/4/10     (273,802)
                                                   Total Return              BBA LIBOR minus
                                                   of the MSCI               50 basis points
                                                   Daily Gross               and if negative,
                                                   EAFE USD Index            the absolute
                                                                             value of the
                                                                             Total Return
                                                                             of the MSCI
                                                                             Daily Gross
                                                                             EAFE USD Index
MSCI DAILY TR NET EMERGING
MARKETS SOUTH AFRICA USD INDEX
Morgan Stanley                           344       One-Month                 If positive, the        4/7/10       35,742
                                                   BBA LIBOR plus            Total Return of
                                                   100 basis points and      the MSCI Daily
                                                   if negative, the          Net Emerging
                                                   absolute value of         Markets South
                                                   the Total Return of       Africa USD
                                                   the MSCI Daily Net        Index
                                                   Emerging Markets
                                                   South Africa
                                                   USD Index


                     F11 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

TOTAL RETURN SWAP CONTRACTS Continued

                                    NOTIONAL
REFERENCE ENTITY/                    AMOUNT                PAID BY              RECEIVED BY      TERMINATION
SWAP COUNTERPARTY                    (000'S)              THE FUND                THE FUND           DATE        VALUE
-----------------                   --------       -----------------------   -----------------   -----------   ---------
MSCI DAILY TR NET EMERGING
MARKETS TAIWAN USD INDEX:
Citibank NA                         $    291       One-Month                 If positive, the        8/3/09    $  17,861
                                                   BBA LIBOR plus 25         Total Return of
                                                   basis points and if       the MSCI Daily
                                                   negative, the absolute    Net Emerging
                                                   value of the Total        Markets Taiwan
                                                   Return of the MSCI        USD Index
                                                   Daily Net Emerging
                                                   Markets Taiwan
                                                   USD Index

Citibank NA                              101       One-Month BBA             If positive, the        2/1/10        9,664
                                                   LIBOR plus 25 basis       Total Return of
                                                   points and if negative,   the MSCI Daily
                                                   the absolute value        Net Emerging
                                                   of the MSCI Daily         Markets Taiwan
                                                   Net Emerging              USD Index
                                                   Markets Taiwan
                                                   USD Index
                                                                                                               ---------
                                                                             Reference Entity Total               27,525
                                                                                                               ---------
MSCI DAILY TR NET EMERGING
MARKETS USD INDEX
UBS AG                                   544       One-Month BBA             If positive, the       5/12/10       44,844
                                                   LIBOR plus 100 basis      Total Return of
                                                   points and if             the MSCI Daily
                                                   negative, the absolute    Net Emerging
                                                   value of the Total        Markets
                                                   Return of the MSCI        USD Index
                                                   Daily Net Emerging
                                                   Markets USD Index
MSCI DAILY TR NET SINGAPORE
USD INDEX
UBS AG                                   359       One-Month BBA             If positive, the        5/7/10       61,279
                                                   LIBOR plus 100 basis      Total Return of
                                                   points and if negative,   the MSCI Daily
                                                   the absolute value        Net Singapore
                                                   of the Total Return       USD Index
                                                   of the MSCI Daily
                                                   Net Singapore
                                                   USD Index


                     F12 | OPPENHEIMER ABSOLUTE RETURN FUND

TOTAL RETURN SWAP CONTRACTS Continued

                                    NOTIONAL
REFERENCE ENTITY/                    AMOUNT                PAID BY              RECEIVED BY      TERMINATION
SWAP COUNTERPARTY                    (000'S)              THE FUND                THE FUND           DATE        VALUE
-----------------                   --------       -----------------------   -----------------   -----------   ---------
MSCI DAILY TR NET SPAIN USD INDEX
Morgan Stanley                      $    271       One-Month BBA             If positive, the        3/5/10    $  34,686
                                                   LIBOR plus 45 basis       Total Return of
                                                   points and if negative,   the MSCI Daily
                                                   the absolute value        Net Spain
                                                   of the Total Return       USD Index
                                                   of the MSCI Daily
                                                   Net Spain USD Index
MSCI DAILY TR NET ITALY
USD INDEX
Morgan Stanley                           262       One-Month BBA             If positive, the        3/5/10       28,042
                                                   LIBOR plus 45 basis       Total Return of
                                                   points and if             the MSCI Daily
                                                   negative, the absolute    Net Italy
                                                   value of the Total        USD Index
                                                   Return of the MSCI
                                                   Daily Net Italy
                                                   USD Index
S&P 400 MIDCAP TOTAL
RETURN INDEX
Deutsche Bank AG                         529       If positive, the          One-Month BBA          5/12/10       (4,148)
                                                   Total Return of           LIBOR minus 65
                                                   S&P 400 Midcap            basis points and
                                                   Index                     if negative, the
                                                                             absolute value
                                                                             of the Total
                                                                             Return of the
                                                                             S&P 400
                                                                             Midcap Index
THE BOVESPA INDEX
Citibank NA                              466 BRR   If positive, the Total    If negative, the       6/18/09      (34,657)
                                                   Return of the             absolute value of
                                                   BOVESPA Index             the Total Return
                                                                             of the BOVESPA
                                                                             Index
                                                                                                               ---------
                                                                             Total of Total Return Swaps       $(198,364)
                                                                                                               =========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR         Brazilian Real
KRW         South Korean Won

Abbreviations/Definitions are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
BOVESPA     Bovespa Index that trades on the Sao Paulo Stock Exchange
KOSPI200    Korean Stock Exchange Capitalization-weighted Index made up of 200
            Korean stocks
MSCI        Morgan Stanley Capital International


                     F13 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

TOTAL RETURN SWAP CONTRACTS Continued

MSCI Daily TR Gross EAFE USD Index         The MSCI Total Return Daily Index is a free float
                                           adjusted market capitalization index, designed to measure
                                           International equity performance on a total return
                                           basis with the reinvestment of gross dividends.

MSCI Daily TR Net Italy USD Index          The MSCI Total Return Italy Index is a free float
                                           adjusted market capitalization index, designed to measure
                                           market equity performance in Italy on a total return
                                           basis with the reinvestment of net dividends.

MSCI Daily TR Net Singapore USD Index      The MSCI Total Return Singapore Index is a free float
                                           adjusted market capitalization index, designed to measure
                                           market equity performance in Singapore on a total return
                                           basis with the reinvestment of net dividends.

MSCI Daily TR Net South Africa USD Index   The MSCI Total Return South Africa Index is a free float
                                           adjusted market capitalization index, designed to measure
                                           market equity performance in South Africa on a total
                                           return basis with the reinvestment of net dividends.

MSCI Daily TR Net Spain USD Index          The MSCI Total Return Spain Index is a free float
                                           adjusted market capitalization index, designed to
                                           measure market equity performance in Spain on a total
                                           return basis with the reinvestment of net dividends.

MSCI Daily TR Net Taiwan USD Index         The MSCI Total Return Taiwan Index is a free float
                                           adjusted market capitalization index, designed to
                                           measure market equity performance in Taiwan on a total
                                           return basis with the reinvestment of net dividends.

The following table aggregates, as of period , the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding table.

SWAP SUMMARY AS OF MAY 31, 2009 IS AS FOLLOWS:

                                                     NOTIONAL
                                   SWAP TYPE FROM     AMOUNT
SWAP COUNTERPARTY                 FUND PERSPECTIVE    (000's)         VALUE
-----------------                 ----------------   --------       ---------
Barclays Bank plc                 Interest Rate         4,550 DKK   $  14,767
Citibank NA:
                                  Interest Rate        26,300 JPY       3,466
                                  Total Return            466 BRR     (34,657)
                                  Total Return        589,976 KRW     (95,770)
                                  Total Return          2,343        (246,277)
                                                                    ---------
                                                                     (373,238)
                                                                    ---------
Deutsche Bank AG                  Total Return            572         (26,253)
Goldman Sachs Group, Inc. (The)   Interest Rate           840           2,437
JPMorgan Chase Bank NA:
                                  Interest Rate         1,000 CAD     (33,505)
                                  Interest Rate        52,600 JPY       6,684
                                                                    ---------
                                                                      (26,821)
                                                                    ---------
Morgan Stanley                    Total Return            877          98,470
UBS AG                            Total Return            903         106,123
                                                                    ---------
                                  Total Swaps                       $(204,515)
                                                                    =========

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

BRR   Brazilian Real
CAD   Canadian Dollar
DKK   Danish Krone
JPY   Japanese Yen
KRW   South Korean Won

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F14 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES May 31, 2009

ASSETS
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $9,107,460)                                                          $ 9,683,331
Affiliated companies (cost $8,797,104)                                                              8,797,104
                                                                                                  -----------
                                                                                                   18,480,435
                                                                                                  -----------
Unrealized appreciation on foreign currency exchange contracts                                        137,631
Swaps, at value                                                                                       259,472
Receivables and other assets:
Interest and dividends                                                                                 77,030
Closed foreign currency contracts                                                                      26,790
Futures margins                                                                                        19,325
Investments sold                                                                                        2,757
Other                                                                                                   1,737
                                                                                                  -----------
Total assets                                                                                       19,005,177
                                                                                                  -----------
LIABILITIES
Unrealized depreciation on foreign currency exchange contracts                                        352,165
Swaps, at value                                                                                       463,987
Payables and other liabilities:
Futures margins                                                                                        86,650
Closed foreign currency contracts                                                                      76,460
Investments purchased                                                                                  49,227
Legal, auditing and other professional fees                                                            41,201
Shareholder communications                                                                             12,467
Trustees' compensation                                                                                    371
Other                                                                                                   2,479
                                                                                                  -----------
Total liabilities                                                                                   1,085,007
                                                                                                  -----------
NET ASSETS                                                                                        $17,920,170
                                                                                                  ===========
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                                        $       670
Additional paid-in capital                                                                         20,088,119
Accumulated net investment income                                                                     511,650
Accumulated net realized loss on investments and foreign currency transactions                     (2,063,072)
Net unrealized depreciation on investments and translation of assets and liabilities
   denominated in foreign currencies                                                                 (617,197)
                                                                                                  -----------
NET ASSETS                                                                                        $17,920,170
                                                                                                  ===========
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of $17,920,170 and
   670,000 shares of beneficial interest outstanding)                                             $     26.75
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $     28.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F15 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF OPERATIONS For the Year Ended May 31, 2009

INVESTMENT INCOME
Interest                                                                                          $   298,354
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $28,609)                                  270,946
Affiliated companies                                                                                  137,421
                                                                                                  -----------
Total investment income                                                                               706,721
                                                                                                  -----------
EXPENSES
Management fees                                                                                       191,163
Shareholder communications                                                                             24,137
Legal, auditing and other professional fees                                                            61,911
Custodian fees and expenses                                                                             1,403
Trustees' compensation                                                                                    463
Other                                                                                                  10,064
                                                                                                  -----------
Total expenses                                                                                        289,141
                                                                                                  -----------
Less reduction to custodian expenses                                                                   (1,076)
Less waivers and reimbursements of expenses                                                            (6,954)
                                                                                                  -----------
Net expenses                                                                                          281,111
                                                                                                  -----------
NET INVESTMENT INCOME                                                                                 425,610
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)                  (2,419,221)
Closing and expiration of option contracts written                                                    503,435
Closing and expiration of futures contracts                                                         1,707,616
Foreign currency transactions                                                                      (1,567,109)
Swap contracts                                                                                      1,537,027
Increase from payment by affiliate                                                                        176
                                                                                                  -----------
Net realized loss                                                                                    (238,076)
                                                                                                  -----------
Net change in unrealized depreciation on:
Investments                                                                                          (110,775)
Translation of assets and liabilities denominated in foreign currencies                               (70,296)
Futures contracts                                                                                    (439,979)
Swap contracts                                                                                       (119,014)
                                                                                                  -----------
Net change in unrealized depreciation                                                                (740,064)
                                                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $  (552,530)
                                                                                                  ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F16 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED MAY 31,                                                    2009           2008
------------------                                                -----------    -----------
OPERATIONS
Net investment income                                             $   425,610    $   677,479
                                                                  -----------    -----------
Net realized gain (loss)                                             (238,076)        64,940
                                                                  -----------    -----------
Net change in unrealized appreciation (depreciation)                 (740,064)      (164,790)
                                                                  -----------    -----------
Net increase (decrease) in net assets resulting from operations      (552,530)       577,629
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                 (944,365)       (71,697)
                                                                  -----------    -----------
Distributions from net realized gain                               (1,374,338)      (126,576)
NET ASSETS
Total increase (decrease)                                          (2,871,233)       379,356
                                                                  -----------    -----------
Beginning of period                                                20,791,403     20,412,047
                                                                  -----------    -----------
End of period (including accumulated net investment income of
   $511,650 and $621,306, respectively)                           $17,920,170    $20,791,403
                                                                  ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F17 | OPPENHEIMER ABSOLUTE RETURN FUND

FINANCIAL HIGHLIGHTS

CLASS A   YEAR ENDED MAY 31,                               2009        2008      2007(1)
----------------------------                             -------     -------     -------
PER SHARE OPERATING DATA
Net asset value, beginning of period                     $ 31.03     $ 30.47     $ 30.00
                                                         -------     -------     -------
Income (loss) from investment operations:
Net investment income(2)                                     .64        1.01         .20
Net realized and unrealized gain (loss)                    (1.46)       (.15)        .27
                                                         -------     -------     -------
Total from investment operations                            (.82)        .86         .47
                                                         -------     -------     -------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (1.41)       (.11)         --
Distributions from net realized gain                       (2.05)       (.19)         --
                                                         -------     -------     -------
Total dividends and/or distributions to shareholders       (3.46)       (.30)         --
                                                         -------     -------     -------
Net asset value, end of period                           $ 26.75     $ 31.03     $ 30.47
                                                         =======     =======     =======
TOTAL RETURN, AT NET ASSET VALUE(3)                        (2.50)%      2.83%       1.57%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                 $17,920     $20,791     $20,412
                                                         -------     -------     -------
Average net assets (in thousands)                        $19,141     $20,522     $20,264
                                                         -------     -------     -------
Ratios to average net assets:(4)
Net investment income                                       2.22%       3.30%       2.65%
Total expenses(5)                                           1.51%       1.44%       1.62%
Expenses after payments, waivers and/or reimbursements
   and reduction to custodian expenses                      1.46%       1.41%       1.62%
                                                         -------     -------     -------
Portfolio turnover rate                                      409%        357%         75%

(1.) For the period from March 5, 2007 (commencement of operations) to May 31,
     2007.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(4.) Annualized for periods less than one full year.

(5.) Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended May 31, 2009     1.55%
Year Ended May 31, 2008     1.46%
Period Ended May 31, 2007   1.62%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F18 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Absolute Return Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of May 31, 2009, 670,000 shares of Class A were owned by the Manager and its affiliates, which represents 100% of the Fund's total shares outstanding.

     The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence


                     F19 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

     Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

     "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

     Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

     There have been no significant changes to the fair valuation methodologies during the period.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse


                     F20 | OPPENHEIMER ABSOLUTE RETURN FUND
tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.


                     F21 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                               APPRECIATION
                                                             BASED ON COST OF
                                                              SECURITIES AND
UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED            OTHER INVESTMENTS
NET INVESTMENT     LONG-TERM              LOSS              FOR FEDERAL INCOME
INCOME                GAIN       CARRYFORWARD(1, 2, 3, 4)      TAX PURPOSES
--------------   -------------   ------------------------   ------------------
    $240,543           $--               $2,532,443              $123,562

(1.) As of May 31, 2009, the Fund had $1,962,534 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2018.

(2.) The Fund had $569,909 of post-October foreign currency losses which were deferred.

(3.) During the fiscal year ended May 31, 2009, the Fund did not utilize any capital loss carryforward.

(4.) During the fiscal year ended May 31, 2008, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for May 31, 2009. Net assets of the Fund were unaffected by the reclassifications.

                    INCREASE TO      INCREASE TO
                    ACCUMULATED    ACCUMULATED NET
INCREASE TO       NET INVESTMENT    REALIZED LOSS
PAID-IN CAPITAL       INCOME        ON INVESTMENTS
---------------   --------------   ---------------
      $176            $409,099         $409,275

The tax character of distributions paid during the years ended May 31, 2009 and May 31, 2008 was as follows:

                            YEAR ENDED     YEAR ENDED
                           MAY 31, 2009   MAY 31, 2008
                           ------------   ------------
Distributions paid from:
Ordinary income              $1,128,991      $198,273
Long-term capital gain        1,189,712            --
                             ----------      --------
Total                        $2,318,703      $198,273
                             ==========      ========

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax


                     F22 | OPPENHEIMER ABSOLUTE RETURN FUND
purposes as of May 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities          $ 18,276,054
Federal tax cost of other investments    (11,213,067)
                                        ------------
Total federal tax cost                  $  7,062,987
                                        ============
Gross unrealized appreciation           $    572,781
Gross unrealized depreciation               (449,219)
                                        ------------
Net unrealized appreciation             $    123,562
                                        ============

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the


                     F23 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the years ended May 31, 2009 and May 31, 2008.

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended May 31, 2009, were as follows:

                         PURCHASES       SALES
                        -----------   -----------
Investment securities   $30,794,062   $27,814,692

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 1.00%.

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund.


                     F24 | OPPENHEIMER ABSOLUTE RETURN FUND

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, in accordance with 12b-1 under the Investment Company Act of 1940, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A shares.

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan ("the Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods.

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended May 31, 2009, the Manager waived $6,954 for IMMF management fees.

     During the year ended May 31, 2009, the Manager voluntarily reimbursed the Fund $176 for certain transactions. The payment increased the Fund's total returns by less than 0.01%.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already


                     F25 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Continued

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS Continued

     issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of May 31, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions


                     F26 | OPPENHEIMER ABSOLUTE RETURN FUND
     failed to perform would be $345,756, which represents the gross unrealized appreciation on these derivative contracts. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $270,566 as of May 31, 2009.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

          As of May 31, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $689,974. If a contingent feature would have been triggered as of May 31, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.

VALUATION OF DERIVATIVE INSTRUMENTS AS OF MAY 31, 2009 ARE AS FOLLOWS:

                                      ASSET DERIVATIVES                   LIABILITY DERIVATIVES
DERIVATIVES NOT ACCOUNTED    -----------------------------------   -----------------------------------
FOR AS HEDGING INSTRUMENTS      STATEMENT OF ASSETS                   STATEMENT OF ASSETS
UNDER STATEMENT 133(a)       AND LIABILITIES LOCATION     VALUE    AND LIABILITIES LOCATION     VALUE
--------------------------   ------------------------   --------   ------------------------   --------
Interest rate contracts      Swaps, at value            $ 27,354   Swaps, at value            $ 33,505
Interest rate contracts      Futures margins               7,503*  Futures margins              14,007*
Foreign exchange contracts   Unrealized appreciation               Unrealized depreciation
                             on foreign currency                   on foreign currency
                             exchange contracts          137,271   exchange contracts          352,165
Equity contracts             Swaps, at value             232,118   Swaps, at value             430,482
Equity contracts             Futures margins              11,822*  Futures margins              72,643*
                                                        --------                              --------
Total                                                   $416,068                              $902,802
                                                        ========                              ========

* Includes only the current day's variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.


                     F27 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Continued

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS Continued

The effect of derivative instruments on the Statement of Operations are as follows:

                         AMOUNT OF REALIZED GAIN OR LOSS RECOGNIZED ON DERIVATIVE(1)
-------------------------------------------------------------------------------------------------------------
                              INVESTMENTS
                                 FROM
                             UNAFFILIATED
                               COMPANIES
                              (INCLUDING
                               PREMIUMS
                              ON OPTIONS      CLOSING                    FOREIGN
                              EXERCISED)-       AND        CLOSING      CURRENCY
DERIVATIVES NOT                 OPTION      EXPIRATION       AND      TRANSACTIONS-
ACCOUNTED FOR AS               CONTRACTS     OF OPTION   EXPIRATION      FORWARD
HEDGING INSTRUMENTS             WRITTEN      CONTRACTS   OF FUTURES      CURRENCY        SWAP
UNDER STATEMENT 133(a)         EXERCISED      WRITTEN     CONTRACTS     CONTRACTS      CONTRACTS     TOTAL
----------------------       ------------   ----------   ----------   -------------   ----------   ----------
Interest rate contracts        $     --      $     --    $   10,644     $       --    $   (2,833)  $    7,811
Foreign exchange contracts      121,948       121,775            --      4,289,842            --    4,533,565
Equity contracts                     --            --     1,330,051             --     1,796,144    3,126,195
                               --------      --------    ----------     ----------    ----------   ----------
Total                          $121,948      $121,775    $1,340,695     $4,289,842    $1,793,311   $7,667,571
                               ========      ========    ==========     ==========    ==========   ==========

             AMOUNT OF CHANGE IN UNREALIZED GAIN OR LOSS RECOGNIZED ON DERIVATIVE(1)
-------------------------------------------------------------------------------------------------
                                                          TRANSLATION
                                                           OF ASSETS
                                                        AND LIABILITIES
                                                          DENOMINATED
                                                           IN FOREIGN
DERIVATIVES NOT                                           CURRENCIES-
ACCOUNTED FOR AS               OPTION                       FORWARD
HEDGING INSTRUMENTS           CONTRACTS     FUTURES         CURRENCY        SWAP
UNDER STATEMENT 133(a)         WRITTEN     CONTRACTS        CONTRACTS     CONTRACTS      TOTAL
----------------------       ----------   -----------   ---------------   ---------   -----------
Interest rate contracts       $     --    $   (36,675)     $      --      $  24,906   $   (11,769)
Foreign exchange contracts     (10,231)            --       (316,796)            --      (327,027)
Equity contracts                    --     (1,813,397)            --       (490,941)   (2,304,338)
                              --------    -----------      ---------      ---------   -----------
Total                         $(10,231)   $(1,850,072)     $(316,796)     $(466,035)  $(2,643,134)
                              ========    ===========      =========      =========   ===========

(1.) For the six months ending May 31, 2009.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.


                     F28 | OPPENHEIMER ABSOLUTE RETURN FUND

     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

     The Fund has entered into forward foreign currency exchange contracts with the obligation to buy specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counter-party defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.


                     F29 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Continued

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS Continued

Futures contracts are exposed to the market risk factor of the underlying financial instrument.

     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

     Options contracts are exposed to the market risk factor of the specific underlying financial instrument.

     The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

     The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a


                     F30 | OPPENHEIMER ABSOLUTE RETURN FUND
put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.

     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the year ended May 31, 2009 was as follows:

                                    CALL OPTIONS                   PUT OPTIONS
                            ----------------------------   ---------------------------
                              NUMBER OF       AMOUNT OF      NUMBER OF      AMOUNT OF
                              CONTRACTS       PREMIUMS       CONTRACTS       PREMIUMS
                            -------------   ------------   -------------   ----------
Options outstanding as of
   May 31, 2008                        --     $      --               --    $      --
Options written             1,225,740,000       495,954    1,225,740,000      498,501
Options closed or expired    (480,920,000)     (280,494)    (745,385,000)    (222,941)
Options exercised            (744,820,000)     (215,460)    (480,355,000)    (275,560)
                            -------------     ---------    -------------    ---------
Options outstanding as of
   May 31, 2009                        --     $      --               --    $      --
                            =============     =========    =============    =========

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as


                     F31 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Continued

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS Continued

realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractive compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. If interest rates rise, payments made by the Fund under the swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. If interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.


                     F32 | OPPENHEIMER ABSOLUTE RETURN FUND

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

6. ILLIQUID SECURITIES

As of May 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

7. PENDING LITIGATION

During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the "Defendant Funds") advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund's investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty,


                     F33 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Continued

7. PENDING LITIGATION Continued

negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys' fees and litigation expenses.

     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm ("Madoff") and allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys' fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds' Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.


                     F34 | OPPENHEIMER ABSOLUTE RETURN FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER ABSOLUTE RETURN FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Absolute Return Fund, including the statement of investments, as of May 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period March 5, 2007 (commencement of operations) to May 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Absolute Return Fund as of May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period March 5, 2007 (commencement of operations) to May 31, 2007, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
July 20, 2009


                     F35 | OPPENHEIMER ABSOLUTE RETURN FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.


                     F36 | OPPENHEIMER ABSOLUTE RETURN FUND

FEDERAL INCOME TAX INFORMATION Unaudited

In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     Capital gain distributions of $1.7757 per share were paid to Class A shareholders, on December 26, 2008. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

     Dividends, if any, paid by the Fund during the fiscal year ended May 31, 2009 which are not designated as capital gain distributions should be multiplied by 6.38% to arrive at the amount eligible for the corporate dividend-received deduction.

     A portion, if any, of the dividends paid by the Fund during the fiscal year ended May 31, 2009 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $190,672 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2009, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended May 31, 2009, $65,266 or 6.91% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $70,441 or 38.15% of the short-term capital gain distribution paid and to be paid by the Fund qualifies as a short-term capital gain dividend.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      15 | OPPENHEIMER ABSOLUTE RETURN FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOUSEHOLDING--DELIVERY OF SHAREHOLDER DOCUMENTS

This is to inform you about OppenheimerFunds' "householding" policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund's prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.


                      16 | OPPENHEIMER ABSOLUTE RETURN FUND

TRUSTEES AND OFFICERS Unaudited

NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
-------------------------------   ---------------------------------------------------------------------------------
BRIAN F. WRUBLE,                  Chairman (since August 2007) and Trustee (since August 1991) of the Board of
Chairman of the Board of          Trustees of The Jackson Laboratory (non-profit); Director of Special Value
Trustees (since 2007) and         Opportunities Fund, LLC (registered investment company) (affiliate of the
Trustee (since 2006)              Manager's parent company) (since September 2004); Member of Zurich Financial
Age: 66                           Investment Management Advisory Council (insurance) (since 2004); Treasurer and
                                  Trustee of the Institute for Advanced Study (non-profit educational institute)
                                  (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund)
                                  (September 1995-December 2007); Special Limited Partner of Odyssey Investment
                                  Partners, LLC (private equity investment) (January 1999- September 2004).
                                  Oversees 64 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of
Trustee (since 2007)              Correctnet (since January 2006); Trustee of Employee Trusts (since January 2006);
Age: 69                           Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment management company) (since January 2004); Director of Internet Capital Group
                                  (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company)
                                  (2004-2007); President of The Community Reinvestment Act Qualified Investment
                                  Fund (investment management company) (2004-2007); Chief Operating Officer and
                                  Chief Financial Officer of Lincoln National Investment Companies, Inc.
                                  (subsidiary of Lincoln National Corporation, a publicly traded company) and
                                  Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln
                                  National Corporation) (1993-2003); President, Chief Executive Officer and Trustee
                                  of Delaware Investment Family of Funds (1993-2003); President and Board Member of
                                  Lincoln National Convertible Securities Funds, Inc. and the Lincoln National
                                  Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement
                                  Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief
                                  Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief
                                  Administrative Officer, Chief Financial Officer, Vice Chairman and Director of
                                  Equitable Capital Management Corporation (investment subsidiary of Equitable Life
                                  Assurance Society) (1985- 1992); Corporate Controller of Merrill Lynch & Company
                                  (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director
                                  (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes
                                  (1969-1972); held the following positions at Price Waterhouse & Company
                                  (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and
                                  Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 64
                                  portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2006)              (since 2005); Director of ICI Education Foundation (education foundation)
Age: 68                           (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company
                                  (insurance company) (October 1991-June 2004). Oversees 54 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP A. GRIFFITHS,             Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential
Trustee (since 2006)              Fellow for International Affairs (since 2002) and Member (since 1979) of the
Age: 70                           National Academy of Sciences; Council on Foreign Relations (since 2002);


                      17 | OPPENHEIMER ABSOLUTE RETURN FUND

TRUSTEES AND OFFICERS Unaudited / Continued

PHILLIP A. GRIFFITHS,             Director of GSI Lumonics Inc. (precision technology products company) (since
Continued                         2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of
                                  Science Initiative Group (since 1999); Member of the American Philosophical
                                  Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost
                                  at Duke University (1983-1991). Oversees 54 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of International House (not-for-profit) (since June 2007); Trustee of the
Trustee (since 2006)              American Symphony Orchestra (not-for-profit) (since October 1998); and Senior
Age: 66                           Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 54 portfolios in the
                                  OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately held financial
Trustee (since 2006)              advisor) (since January 2006); Managing Director of Carmona Motley, Inc.
Age: 57                           (privately-held financial advisor) (since January 2002); Director of Columbia
                                  Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing
                                  Director of Carmona Motley Hoffman Inc. (privately-held financial advisor)
                                  (January 1998-December 2001); Member of the Finance and Budget Committee of the
                                  Council on Foreign Relations, Member of the Investment Committee of the Episcopal
                                  Church of America, Member of the Investment Committee and Board of Human Rights
                                  Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees
                                  54 portfolios in the OppenheimerFunds complex.

MARY ANN TYNAN,                   Vice Chair of Board of Trustees of Brigham and Women's/Faulkner Hospital
Trustee (since 2008)              (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner
Age: 63                           Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance
                                  Committee of Partners Health Care System (non-profit) (since 2004); Board of
                                  Trustees of Middlesex School (educational institution) (since 1994); Board of
                                  Directors of Idealswork, Inc. (financial services provider) (since 2003);
                                  Partner, Senior Vice President and Director of Regulatory Affairs of Wellington
                                  Management Company, LLP (global investment manager) (1976 to 2002); Vice
                                  President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 57 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of C-TASC (bio-statistics services (since 2007); Director of the
Trustee (since 2006)              following medical device companies: Medintec (since 1992) and Cathco (since
Age: 68                           1996); Member of the Investment Committee of the Associated Jewish Charities of
                                  Baltimore (since 1994); Director of Lakes Environmental Association
                                  (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 54 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission
Trustee (since 2006)              (enhanced oil recovery study) (since 2004); President of Wold Oil Properties,
Age: 61                           Inc. (oil and gas exploration and production company) (since 1994); Vice
                                  President of American Talc Company, Inc. (talc mining and milling) (since 1999);
                                  Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979);
                                  Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas
                                  City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999).
                                  Oversees 54 portfolios in the OppenheimerFunds complex.


                      18 | OPPENHEIMER ABSOLUTE RETURN FUND

INTERESTED TRUSTEE                THE ADDRESS OF MR. REYNOLDS IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                  80112-3924. MR. REYNOLDS SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL. MR. REYNOLDS IS AN "INTERESTED TRUSTEE" BECAUSE OF
                                  A POTENTIAL CONSULTING RELATIONSHIP BETWEEN RSR PARTNERS, WHICH MR. REYNOLDS MAY
                                  BE DEEMED TO CONTROL, AND THE MANAGER.

RUSSELL S. REYNOLDS, JR.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.")
Trustee (since 2006)              (corporate governance consulting and executive recruiting) (since 1993); Retired
Age: 77                           CEO of Russell Reynolds Associates (executive recruiting) (October 1969-March
                                  1993); Life Trustee of International House (non-profit educational organization);
                                  Former Trustee of The Historical Society of the Town of Greenwich; Former
                                  Director of Greenwich Hospital Association. Oversees 54 portfolios in the
                                  OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER    THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                                  FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                  INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                  OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                  REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                  OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman and Director of the Manager (since June 2001); Chief Executive Officer
President and Principal           of the Manager (June 2001-December 2008); President of the Manager (September
Executive Officer and Trustee     2000-February 2007); President and director or trustee of other Oppenheimer
(since 2006)                      funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the
Age: 59                           Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc.
                                  (holding company subsidiary of the Manager) (since July 2001); Director of
                                  OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November
                                  2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                  (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                  Institutional Asset Management, Inc., Centennial Asset Management Corporation and
                                  Trinity Investment Management Corporation (since November 2001), HarbourView
                                  Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                  President (since November 2001) and Director (since July 2001) of Oppenheimer
                                  Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual
                                  Life Insurance Company (OAC's parent company) (since February 1997); Director of
                                  DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                  LLC) (since June 1995); Chairman (since October 2007) and Member of the
                                  Investment Company Institute's Board of Governors (since October 2003). Oversees
                                  102 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND        THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. WONG
                                  AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                  10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL,
                                  COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR
                                  HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CALEB WONG,                       Vice President of the Manager (since June 1999); worked in fixed-income
Vice President and Portfolio      quantitative research and risk management for the Manager (since July 1996). A
Manager (since 2006)              portfolio manager and officer of 5 portfolios in the OppenheimerFunds complex.
Age: 43


                      19 | OPPENHEIMER ABSOLUTE RETURN FUND

TRUSTEES AND OFFICERS Unaudited / Continued

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and                2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer          Asset Management and Shareholder Services, Inc. (since March 2004); Vice
(since 2006)                      President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Age: 58                           Corporation and Shareholder Services, Inc. (since June 1983); Former Vice
                                  President and Director of Internal Audit of the Manager (1997-February 2004). An
                                  officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President of the Manager (since March 1999); Treasurer of the Manager
Treasurer and Principal           and the following: HarbourView Asset Management Corporation, Shareholder
Financial & Accounting Officer    Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset
(since 2006)                      Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June
Age: 49                           2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds
                                  International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional
                                  Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003);
                                  Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation
                                  (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                  2003). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March
Secretary                         2002) of the Manager; General Counsel and Director of the Distributor (since
(since 2006)                      December 2001); General Counsel of Centennial Asset Management Corporation (since
Age: 60                           December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                  Management Corporation (since December 2001); Secretary and General Counsel of
                                  OAC (since November 2001); Assistant Secretary (since September 1997) and
                                  Director (since November 2001) of OppenheimerFunds International Ltd. and
                                  OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                  Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                  Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                  Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                  of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                  Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                  President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                  November 2001); Director of OppenheimerFunds International Distributor Limited
                                  (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                      20 | OPPENHEIMER ABSOLUTE RETURN FUND

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, the Board's Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $33,400 in fiscal 2009 and $33,400 in fiscal 2008.

(b)  Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $224,200 in fiscal 2009 and $381,236 in fiscal 2008 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 157.

(c)  Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed $5,515 in fiscal 2009 and no such fees in fiscal 2008.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Tax preparation and filings.

(d)  All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

     The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

     Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

     (2) 100%

(f)  Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $229,715 in fiscal 2009 and $381,236 in fiscal 2008 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) Not applicable.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

     Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1)  Exhibit attached hereto.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Absolute Return Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/13/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/13/2009